LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [Abstract]
Schedule of Loss Per Share
	Year ended December 31,
	2025
	Weighted number of shares	Loss from continuing operations, attributable to equity holders of the Company	Income from discontinued operations, attributable to equity holders of the Company - Basic	Income from discontinued operations, attributable to equity holders of the Company - Diluted
Number of shares and income (loss )	7,874,039	(13,357)	4,877	4,860

Since the income from discontinued operations attributable to equity holders of the Company under the basic calculation does not differ materially from that under the diluted calculation, there was no material impact on earnings per share, and both basic and diluted earnings per share from discontinued operations amounted to approximately $0.62 per share.

	Year ended December 31,
	2024
	Weighted number of shares	Loss from continuing operations, attributable to equity holders of the Company	Loss from discontinued operations, attributable to equity holders of the Company
Number of shares and loss	5,697,245	(14,049)	(2,436)

	Year ended December 31,
	2023
	Weighted number of shares *)	Loss from continuing operations, attributable to equity holders of the Company	Loss from discontinued operations, attributable to equity holders of the Company
Number of shares and loss	4,589,386	(20,946)	(2,933)